Financial assets and other receivables - Securitization of trade receivables (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Securitization of trade receivables
Interest earned on SPE loans		$ 3,403	$ 1,313
Fixed-rate servicing fees		2,961	622
Additional servicing fees earned		11,174
Securitizations
Securitization of trade receivables
Upfront cash consideration		227,360	166,525
Term of the securitization program	3 years
Trade receivables sold under securitization program		2,059,000	850,000
Loss on transferral of trade receivables		(22,647)	(7,256)
Recognised assets representing continuing involvement in derecognised financial assets		67,079
Maximum commitment by Finacity Capital Management		3,000
Factoring of receivables
Securitization of trade receivables
Factored receivable		6,102	3,801
Senior Subordinated Loan | Securitizations
Securitization of trade receivables
Amount		$ 59,474
Interest Rate		4.00%
Junior Subordinated Loan | Securitizations
Securitization of trade receivables
Amount		$ 277
Interest Rate		30.00%
Maximum | Securitizations
Securitization of trade receivables
Upfront cash consideration	$ 303,000		$ 248,000